Basic and Diluted Net Income/(Loss) Per Share - Antidilutive Securities (Details)	Oct. 03, 2024	Oct. 02, 2024	May 06, 2020
Class A ordinary shares
Antidilutive Securities Excluded from Computation of Earnings Per Share
Ratio of ADSs to Class A ordinary shares	500	25	25